Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statements Of Operations [Abstract]
Sales	$ 328,617	$ 639,810	$ 437,260	$ 950,984	$ 1,998,667	$ 782,378
Cost of Goods Sold	324,614	766,847	521,845	1,262,728	2,439,759	1,686,254
Gross Margin/(Loss)	4,003	(127,037)	(84,585)	(311,744)	(441,092)	(903,876)
Operating Expenses/(Income):
Research and development expenses	130,164	112,258	256,702	258,559	526,460	1,183,839
Selling, general and administrative expenses	631,131	769,687	1,365,261	1,428,733	2,495,474	2,910,590
Gain arising from debt extinguishment			0	0	0	(1,000,000)
Total expenses	761,295	881,945	1,621,963	1,687,292	3,021,934	3,094,429
Loss from operations	(757,292)	(1,008,982)	(1,706,548)	(1,999,036)	(3,463,026)	(3,998,305)
Non-operating revenue/(expense)
Interest expense	(181,109)	(460)	(405,930)	(1,020)	185,765	7,527
Unrealized (loss) on change in fair value of derivative liabilities	(18,570)	0	(18,570)	0	0	0
Net loss before income taxes	(956,971)	(1,009,442)	(2,131,048)	(2,000,056)	(3,648,791)	(4,005,832)
Income tax credits	103,971	0	103,471	159,220	(158,895)	175
Net loss	$ (853,000)	$ (1,009,442)	$ (2,027,577)	$ (1,840,836)	$ (3,489,896)	$ (4,006,007)
Net loss per common share - basic and diluted	$ (0.07)	$ (0.08)	$ (0.16)	$ (0.15)	$ (0.29)	$ (0.41)
Weighted average number of common shares outstanding - basic and diluted	12,918,138	12,212,109	12,797,517	12,073,441	12,229,680	9,862,601